ACQUISITION OF CARIBOO COPPER CORPORATION - Disclosure of outstanding consideration payable (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Less current portion:
Long-term portion of Cariboo consideration payable	$ 129,421	$ 55,997
Cariboo Purchase consideration payable to Dowa and Furukawa [Member]
Disclosure of detailed information about business combination [line items]
Fixed consideration payable	71,116
Consideration paid in the year	(5,000)
Accretion on consideration payable	7,543
Total Cariboo consideration payable	73,659
Cariboo consideration payable to Sojitz [Member]
Disclosure of detailed information about business combination [line items]
Fixed consideration payable	35,846
Contingent performance payments payable	36,363
Total Cariboo consideration payable	72,209
Less current portion:
Fixed consideration payable	9,915
Contingent performance payments payable	6,532
Long-term portion of Cariboo consideration payable	$ 55,762